4. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	June 30,	December 31,
	2014	2013
	(unaudited)

Temporary advances to employees	$312	$166
Prepaid interest expenses	613	119
Prepaid rent	1,225	1,534
Prepaid other taxes	330	252
Prepaid fuel charges	18	30
Prepaid insurance	935	1,485
Other current assets	1,998	1,675
Total	$5,431	$5,261